UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

TRAVELERS SERIES FUND INC.

SMITH BARNEY HIGH

INCOME PORTFOLIO

PIONEER STRATEGIC

INCOME PORTFOLIO

SEMI-ANNUAL REPORT   |   APRIL 30, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i growth was 3.8% in the fourth quarter. After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5% from 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. After the Fund’s reporting period had ended, at its May meeting, the Fed once again raised its fed funds target rate by 0.25% to 3.00%.

During the first half of the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well. This continued through March, before longer-term rates again declined on the back of mixed economic data. Looking at the six-month period as a whole, the overall municipal bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 0.98%.

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Within this environment, the Funds performed as follows:v

PERFORMANCE OF THE FUNDS

AS OF APRIL 30, 2005

(unaudited)

	6 Months

Smith Barney High Income Portfolio	-	0.52%

Citigroup High Yield Market Index	-	0.31%

Bear Stearns High Yield Index	-	0.07%

Lipper Variable High Current Yield Funds Category Average	-	0.30%

Pioneer Strategic Income Portfolio		3.30%

Lehman Brothers Aggregate Bond Index		0.98%

Citigroup Non-U.S. World Government Bond Index—Unhedged		5.03%

Lipper Variable General Bond Funds Category Average		1.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, if any, at net asset value and the deduction of all fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005, and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 92 funds in the variable high current yield funds category. Returns were calculated among the 48 funds in the variable general bond funds category.

Smith Barney High Income Portfolio

Special Shareholder Notice

Effective January 1, 2005, the Citigroup High Yield Market Indexvi replaced the Bear Stearns High Yield Indexvii as the sole benchmark against which the Portfolio’s performance will be measured. The manager has determined that the Citigroup High Yield Market Index is a more appropriate index reflecting more closely the composition of the portfolio of securities.

Performance Updatev

For the six months ended April 30, 2005, the Smith Barney High Income Portfolio, returned -0.52%. The Lipper Variable High Current Yield Funds Category Average1 was -0.30% for the same time frame. The Fund’s

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 92 funds in the Fund’s Lipper category, and excluding sales charges.

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unmanaged benchmark, the Citigroup High Yield Market Index, returned -0.31% while the Bear Stearns High Yield Index, its former benchmark, returned -0.07% for the same period.

Pioneer Strategic Income Portfolio

Special Shareholder Notice

At meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the Pioneer Strategic Income Portfolio (the “Acquired Fund”) of Travelers Series Fund Inc. (“TSF”) into a newly organized “shell” portfolio (the “Acquiring Fund”) of Travelers Series Trust (“TST”) (the “Reorganization”).

In connection with the Reorganization, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) between TSF, on behalf of the Acquired Fund, and TST, on behalf of the Acquiring Fund, under which the Acquiring Fund would acquire all of the assets of the Acquired Fund and assume all of the liabilities of the Acquired Fund. The Reorganization is being proposed to the Acquired Fund’s shareholders because Travelers Investment Adviser Inc., which serves as investment adviser to the Acquired Fund and is currently an indirect wholly owned subsidiary of Citigroup, Inc. (“Citigroup”), will become an indirect wholly owned subsidiary of MetLife, Inc. (“MetLife”) as part of MetLife’s acquisition of Travelers Life & Annuity, the life insurance and annuity businesses of Citigroup.

A Special Meeting of Shareholders of the Acquired Fund has been called on June 29, 2005 for the purpose of submitting the Plan and such other matters as may properly come before the meeting to the stockholders of the Acquired Fund for approval. The close of business on April 15, 2005 has been fixed as the record date for the determination of stockholders of the Acquired Fund, who are entitled to notice of, and to vote at, the Special Meeting of Shareholders, including any adjournment or adjournments thereof.

Performance Updatev

For the six months ended April 30, 2005, the Pioneer Strategic Income Portfolio returned 3.30%. The Lipper Variable General Bond Funds Category Average2 was 1.34% for the same period. The Fund’s unmanaged benchmarks, the Lehman Brothers Aggregate Bond Indexiv and the Citigroup Non-U.S. World Government Bond Index—Unhedged,viii returned 0.98% and 5.03%, respectively, for the same time frame.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 48 funds in the Fund’s Lipper category, and excluding sales charges.

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Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of their affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 18, 2005

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2005 and are subject to change. Please refer to pages 10 through 44 for a list and percentage breakdown of the Funds’ holdings.

RISKS:

Smith Barney High Income Portfolio: Keep in mind, high-yielding bonds are rated below investment grade and carry more risk than higher rated securities. Also, the Fund is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Pioneer Strategic Income Portfolio: The Fund may invest in high yield bonds. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[v]	The Funds are underlying investment options of various variable annuity and variable life insurance products. The Funds’ performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.
vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
vii	The Bear Stearns High Yield Index comprises securities across a wide spectrum of industries with at least one year to maturity. All fixed-income, non-convertible, dollar-denominated securities rated both BB+ and Ba1 or lower (split-rated crossover issues are not included) with outstanding par value of at least $100 million are included.
viii	The Citigroup Non-U.S. World Government Bond Index—Unhedged is an index of bonds from several major world government bond markets outside the U.S. with maturities of less than 1 year.

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Smith Barney High Income Portfolio

Fund at a Glance (unaudited)

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Pioneer Strategic Income Portfolio

Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Smith Barney High Income Portfolio	(0.52)%	$1,000.00	$994.80	0.66%	$3.26

Pioneer Strategic Income Portfolio	3.30	1,000.00	1,033.00	0.87	4.39

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Smith Barney High Income Portfolio	5.00%	$1,000.00	$1,021.52	0.66%	$3.31

Pioneer Strategic Income Portfolio	5.00	1,000.00	1,020.48	0.87	4.36

(1)	For the six months ended April 30, 2005.
(2)	Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedules of Investments (unaudited)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

CORPORATE BONDS & NOTES — 91.6%
Aerospace & Defense — 0.6%
$ 1,225,000	B	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11	$1,316,875
325,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	344,500

			1,661,375

Automotive — 1.8%
260,000	B	Arvin Capital Trust I, Capital Securities, 9.500% due 2/1/27	269,100
1,025,000	B-	CSK Auto, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	932,750
715,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	688,940
325,000	BB+	Ford Motor Co., Notes, 7.450% due 7/16/31	267,744
		General Motors Corp.:
625,000	BB	Sr. Debentures, 8.375% due 7/15/33	476,789
975,000	BB	Sr. Notes, 7.125% due 7/15/13	775,211
225,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	241,875
		Tenneco Automotive Inc.:
400,000	B-	Sr. Secured 2nd Lein Notes, Series B, 10.250% due 7/15/13	439,000
925,000	B-	Sr. Sub. Notes, 8.625% due 11/15/14 (b)	848,687
97,000	BB-	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13	104,760

			5,044,856

Broadcasting — 1.1%
1,000,000	B-	Nexstar Broadcasting, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	920,000
1,075,000	B-	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	1,162,344
550,000	B	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	591,250
285,000	CCC+	Spanish Broadcasting System Inc., Sub. Notes, 9.625% due 11/1/09	298,894

			2,972,488

Building/Construction — 2.9%
		Ainsworth Lumber Co., Ltd., Sr. Notes:
600,000	B+	7.250% due 10/1/12	570,000
875,000	B+	6.750% due 3/15/14	791,875
		Associated Materials Inc.:
2,000,000	B-	Sr. Discount Notes, step bond to yield 11.250% due 3/1/14	1,360,000
160,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	170,800
		D.R. Horton, Inc.:
320,000	BB+	Sr. Notes, 8.000% due 2/1/09	349,193
340,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	367,815
480,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	519,618
585,000	BBB-	Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10	614,117
750,000	CCC+	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	667,500
1,275,000	B-	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12	1,109,250

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Building/Construction — 2.9% (continued)
$ 385,000	BBB-	The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	$411,717
570,000	BB-	Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11	629,396
325,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	359,125

			7,920,406

Business Services — 2.1%
788,000	B-	Advanstar Communications Inc., 2nd Priority Sr. Secured Notes, 10.294% due 8/15/08 (c)	829,370
850,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11	871,250
575,000	CCC+	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	641,125
		Iron Mountain Inc., Sr. Sub. Notes:
700,000	B	8.250% due 7/1/11	700,280
850,000	B	8.625% due 4/1/13	856,375
1,175,000	B	7.750% due 1/15/15	1,128,000
		Muzak LLC/Muzak Finance Corp.:
750,000	CCC-	Sr. Notes, 10.000% due 2/15/09	633,750
275,000	CCC-	Sr. Sub. Notes, 9.875% due 3/15/09	141,625

			5,801,775

Cable — 6.5%
		Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp.:
		Sr. Discount Notes:
3,966,000	CCC-	Step bond to yield 12.272% due 1/15/10	3,152,970
1,035,000	CCC-	Step bond to yield 13.504% due 1/15/11	776,250
1,535,000	CCC-	Step bond to yield 17.772% due 5/15/11	986,237
100,000	CCC-	Sr. Notes, 10.750% due 10/1/09	76,000
		CSC Holdings, Inc.:
1,700,000	BB-	Sr. Debentures, 7.625% due 7/15/18	1,691,500
260,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	265,200
910,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	998,725
875,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Notes, 8.375% due 3/15/13	951,562
		Echostar DBS Corp., Sr. Notes:
748,000	BB-	9.125% due 1/15/09	799,425
1,850,000	BB-	6.625% due 10/1/14 (b)	1,803,750
1,065,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 14.115% due 2/15/11	1,054,350
375,000	B+	Insight Midwest, L.P./Insight Capital, Inc., Sr. Notes, 10.500% due 11/1/10	401,250
1,125,000	B-	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	1,215,000

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Cable — 6.5% (continued)
$ 325,000	B	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	$342,875
1,150,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	1,106,875
200,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)	212,500
406,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14	424,270
1,670,000	B+	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	1,814,037

			18,072,776

Chemicals — 5.3%
1,025,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	1,086,500
345,000	BB-	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	374,325
181,818	NR	Applied Extrusion Technologies, Inc., Sr. Notes, 12.000% due 3/15/12 (b)	181,242
1,150,000	BB-	Equistar Chemicals, L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	1,288,000
		FMC Corp.:
825,000	BB+	Medium-Term Notes, Series A, 6.750% due 5/5/05	825,000
125,000	BB+	Secured Notes, 10.250% due 11/1/09	138,750
675,000	B+	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29	659,813
1,250,000	BB-	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (b)	1,431,250
600,000	B+	International Specialty Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	648,000
655,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	712,312
		Lyondell Chemical Co., Sr. Secured Notes:
655,000	BB-	11.125% due 7/15/12	751,612
250,000	BB-	Series B, 9.875% due 5/1/07	257,500
760,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	885,400
1,700,000	BB-	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	1,819,000
235,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	238,525
		Resolution Performance Products LLC/RPP Capital Corp.:
225,000	CCC+	Sr. Secured Notes, 9.500% due 4/15/10	231,188
1,050,000	CCC	Sr. Sub. Notes, 13.500% due 11/15/10	1,141,875
		Rhodia SA:
		Sr. Notes:
750,000	CCC+	7.625% due 6/1/10	723,750
225,000	CCC+	10.250% due 6/1/10	239,625
650,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11	611,000
65,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	77,350

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Chemicals — 5.3% (continued)
$ 390,000	BB-	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	$426,075

			14,748,092

Consumer Products & Services — 3.6%
1,025,000	CCC+	Del Laboratories Inc., Sr. Sub. Notes, 8.000% due 2/1/12 (b)	973,750
1,264,000	B-	FTD, Inc., Sr. Sub. Notes, Series B, 7.750% due 2/15/14	1,264,000
1,025,000	CCC	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	871,250
900,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	967,500
668,000	B-	Jafra Cosmetics International, Inc., Sr. Sub. Notes, 10.750% due 5/15/11	754,840
309,000	Aa3*	Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08	333,338
		Playtex Products, Inc.:
900,000	B	Sr. Secured Notes, 8.000% due 3/1/11	965,250
150,000	CCC+	Sr. Sub. Notes, 9.375% due 6/1/11	156,375
875,000	B-	Riddell Bell Holdings, Sr. Sub. Notes, 8.375% due 10/1/12 (b)	885,937
1,275,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	1,294,125
		Service Corp. International:
460,000	BB	Debentures, 7.875% due 2/1/13	476,100
		Sr. Notes:
470,000	BB	6.875% due 10/1/07	479,988
570,000	BB	6.500% due 3/15/08	575,700

			9,998,153

Energy — 7.9%
2,325,000	BB-	Chesapeake Energy Corp., Sr. Notes, 6.375% due 6/15/15 (b)	2,290,125
		Dynegy Holdings Inc.:
1,375,000	B-	2nd Priority Sr. Secured Notes, 9.641% due 7/15/08 (b)(c)	1,436,875
		Sr. Debentures:
1,300,000	CCC+	7.125% due 5/15/18	955,500
1,250,000	CCC+	7.625% due 10/15/26	906,250
		El Paso Corp., Global Sr. Medium-Term Notes:
915,000	CCC+	7.800% due 8/1/31	834,937
2,125,000	CCC+	7.750% due 1/15/32	1,965,625
1,300,000	B	Exco Resources, Inc., Sr. Notes, 7.250% due 1/15/11	1,287,000
		Hanover Compressor Co.:
1,000,000	B	Sr. Sub. Notes, 8.625% due 12/15/10	1,030,000
900,000	B-	Sub. Notes, zero coupon bond to yield 11.312% due 3/31/07	778,500
415,000	B-	Key Energy Services, Inc., Sr. Notes, Series C, 8.375% due 3/1/08	430,563
480,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	528,000
842,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	938,830

See Notes to Financial Statements.

13        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT		RATING(a)	SECURITY	VALUE

Energy — 7.9% (continued)
$ 955,000		B+	Plains Exploration & Production Co., Sr. Sub. Notes,
			Series B, 8.750% due 7/1/12	$1,036,175
195,000		BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	208,163
320,000		BB-	SESI, LLC, Sr. Notes, 8.875% due 5/15/11	344,000
1,450,000		B+	Stone Energy Corp., Sr. Sub. Notes, 6.750% due 12/15/14	1,384,750
1,185,000		B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,273,875
			Vintage Petroleum, Inc.:
455,000		BB-	Sr. Notes, 8.250% due 5/1/12	492,538
125,000		B	Sr. Sub. Notes, 7.875% due 5/15/11	130,625
			The Williams Cos., Inc., Notes:
600,000		B+	7.625% due 7/15/19	646,500
1,275,000		B+	7.875% due 9/1/21	1,377,000
1,375,000		B+	8.750% due 3/15/32	1,588,125

				21,863,956

Environmental Services — 1.4%
			Allied Waste North America, Inc.:
133,000		BB-	Sr. Debentures, Series B, 9.250% due 9/1/12	140,980
			Sr. Notes, Series B:
890,000		BB-	8.500% due 12/1/08	911,137
1,500,000		B+	7.375% due 4/15/14	1,320,000
225,000		BB-	7.250% due 3/15/15 (b)	205,875
1,200,000		B	Aleris International Inc., Sr. Secured Notes, Series B, 10.375% due 10/15/10	1,311,000

				3,888,992

Financial Services — 4.8%
1,235,000		B-	BCP Crystal US Holdings Corp., Sr. Sub. Notes, 9.625% due 6/15/14	1,367,762
475,000		B-	Borden US Finance Corp./Nova Scotia Finance ULC, 2nd Priority Sr. Secured Notes, 9.000% due 7/15/14 (b)	477,375
1,589,557		B-	CanWest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (b)	1,633,270
160,000		BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	157,200
			Ford Motor Credit Co.:
			Notes:
550,000		BB+	7.875% due 6/15/10	529,862
375,000		BB+	7.000% due 10/1/13	338,007
1,250,000		BB+	Sr. Notes, 7.250% due 10/25/11	1,156,819
			General Motors Acceptance Corp.:
			Bonds:
475,000	EUR	BB	6.000% due 7/3/08	573,249
1,825,000		BB	8.000% due 11/1/31	1,539,377

See Notes to Financial Statements.

14        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Financial Services — 4.8% (continued)
		Notes:
$ 450,000	BB	6.875% due 8/28/12	$388,185
1,950,000	BB	6.750% due 12/1/14	1,636,309
1,250,000	B-	Global Cash Access, Inc./Global Cash Access Finance Corp.,
		Sr. Sub. Notes, 8.750% due 3/15/12	1,350,000
555,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	612,011
1,075,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,101,875
450,000	B+	Rainbow National Services LLC, Sr. Sub. Debentures, 10.375% due 9/1/14 (b)	510,750

			13,372,051

Food & Beverage — 3.6%
725,000	CCC-	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (b)	746,750
1,575,000	B+	Constellation Brands Inc., Sr. Sub. Notes, Series B, 8.125% due 1/15/12	1,622,250
330,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	348,150
335,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	340,025
975,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	1,048,125
		Doane Pet Care Co.:
1,000,000	CCC+	Sr. Notes, 10.750% due 3/1/10	1,055,000
65,000	CCC+	Sr. Sub. Notes, 9.750% due 5/15/07	64,350
		Dole Food Co., Inc.:
1,000,000	B+	Debentures, 8.750% due 7/15/13	1,065,000
44,000	B+	Sr. Notes, 8.875% due 3/15/11	46,860
625,000	B-	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12	584,375
1,525,000	B-	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13	1,273,375
725,000	B+	Swift & Co., Sr. Notes, 10.125% due 10/1/09	779,375
1,152,000	B	United Agri Products, Inc., Sr. Notes, 8.250% due 12/15/11	1,134,720

			10,108,355

Healthcare — 5.2%
675,000	D	aaiPharma Inc., Sr. Sub. Notes, 11.500% due 4/1/10 (c)(e)	246,375
1,150,000	B-	Ameripath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	1,155,750
150,000	B	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	131,625
725,000	B	Community Health Systems, Sr. Sub. Notes, 6.500% due 12/15/12	714,125
731,620	BB+	Dade Behrings Inc., Sr. Sub. Notes, 11.910% due 10/3/10	800,209
650,000	B	DaVita, Inc., Sr. Notes, 6.625% due 3/15/13 (b)	646,750
270,000	B	Extendicare Health Services, Inc., Sr. Sub. Notes, 9.500% due 7/1/10	294,638

See Notes to Financial Statements.

15        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Healthcare — 5.2% (continued)
$ 2,925,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	$2,950,178
1,875,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14	1,935,937
675,000	CCC+	Insight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	644,625
1,275,000	B-	Medical Device Manufacturing Inc., Sr. Sub. Notes, Series B, 10.000% due 7/15/12	1,370,625
700,000	B-	National Mentor Inc., Sr. Sub Notes, 9.625% due 12/1/12 (b)	733,250
583,000	B-	Psychiatric Solutions, Inc., Sr. Sub. Notes, 10.625% due 6/15/13	647,130
		Tenet Healthcare Corp.:
650,000	B	Notes, 7.375% due 2/1/13	612,625
		Sr. Notes:
1,325,000	B	6.500% due 6/1/12	1,232,250
25,000	B	9.875% due 7/1/14	25,813
325,000	B	6.875% due 11/15/31	264,875

			14,406,780

Hotels/Casinos/Gaming — 9.1%
1,015,000	B+	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	1,108,887
800,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	878,000
1,300,000	B+	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14	1,287,000
		Caesars Entertainment, Inc., Sr. Sub. Notes:
450,000	BB-	8.875% due 9/15/08	496,688
1,400,000	BB-	8.125% due 5/15/11	1,575,000
1,300,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12	1,361,750
		Hilton Hotels Corp., Sr. Notes:
510,000	BBB-	7.950% due 4/15/07	544,163
250,000	BBB-	7.625% due 12/1/12	287,588
25,000	B+	HMH Properties, Inc., Sr. Secured Notes, Series B, 7.875% due 8/1/08	25,625
		Host Marriott, L.P.:
1,020,000	B+	Notes, Series I, 9.500% due 1/15/07	1,091,400
		Sr. Notes:
625,000	B+	7.125% due 11/1/13	635,938
600,000	B+	6.375% due 3/15/15 (b)	573,750
1,375,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	1,340,625
1,275,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	1,370,625
1,150,000	B	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (b)	1,083,875
		Mandalay Resort Group:
260,000	B+	Sr. Sub. Debentures, 7.625% due 7/15/13	269,750
585,000	B+	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	644,963

See Notes to Financial Statements.

16        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Hotels/Casinos/Gaming — 9.1% (continued)
		MeriStar Hospitality Operating Partnership, L.P./MeriStar Hospitality Finance Corp., Sr. Notes:
$ 225,000	CCC+	9.000% due 1/15/08	$228,375
925,000	CCC+	10.500% due 6/15/09	975,875
50,000	CCC+	9.125% due 1/15/11	50,500
		MGM MIRAGE, Inc.:
1,275,000	BB	Sr. Notes, 6.750% due 9/1/12	1,281,375
		Sr. Sub. Notes:
325,000	B+	9.750% due 6/1/07	351,813
900,000	B+	8.375% due 2/1/11	960,750
750,000	B+	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875% due 2/15/15 (b)	742,500
1,225,000	BB-	Seneca Gaming Corp., Sr. Notes, 7.250% due 5/1/12	1,218,875
425,000	BB+	Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.875% due 5/1/12	468,031
1,225,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	1,243,375
275,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	283,250
3,000,000	NR	UPC Broadband, Holding BV, Term Loan, 5.752% due 3/15/12	3,004,714

			25,385,060

Leisure — 1.7%
338,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	336,310
1,925,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.338% due 3/15/14	1,333,062
1,200,000	B-	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09	1,233,000
600,000	CCC-	ICON Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	429,000
125,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (b)	120,625
725,000	B-	Leslie’s Poolmart, Sr. Notes, 7.750% due 2/1/13 (b)	721,375
		Six Flags, Inc., Sr. Notes:
75,000	CCC	9.750% due 4/15/13	66,000
700,000	CCC	9.625% due 6/1/14	595,000

			4,834,372

Machinery — 1.0%
175,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	179,375
325,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (b)	318,500
685,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	743,225
260,000	B+	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	281,450

See Notes to Financial Statements.

17        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Machinery — 1.0% (continued)
		Terex Corp., Sr. Sub. Notes:
$ 650,000	B	9.250% due 7/15/11	$708,500
500,000	B	Series B, 10.375% due 4/1/11	545,000

			2,776,050

Manufacturing — 1.2%
445,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08‡	380,475
575,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	595,125
400,000	B-	General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08	404,000
575,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)	572,125
1,075,000	B-	Sensus Metering Systems, Sr. Sub. Notes, 8.625% due 12/15/13	1,015,875
454,000	B	Wesco Distribution Inc., Sr. Sub. Notes, Series B, 9.125% due 6/1/08	460,810

			3,428,410

Metals/Mining — 1.3%
575,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	530,438
536,000	BBB+	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	615,060
1,200,000	B-	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,296,000
605,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	727,471
560,000	B	Wolverine Tube, Inc., Sr. Notes, 7.375% due 8/1/08 (b)	512,400

			3,681,369

Packaging/Containers — 3.7%
1,225,000	B-	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	998,375
725,000	B-	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	804,750
1,000,000	B-	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	995,000
1,220,000	BB-	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09	1,305,400
1,020,000	B+	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	1,116,900
		Pliant Corp.:
475,000	CCC+	Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09	434,625
80,000	CCC+	Sr. Sub. Notes, 13.000% due 6/1/10	60,400
1,000,000	CCC-	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	670,000
345,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	369,601
		Smurfit-Stone Container Enterprises Inc., Sr. Notes:
600,000	B	9.750% due 2/1/11	631,500
675,000	B	8.375% due 7/1/12	669,937
1,275,000	B	Stone Container Finance Co. of Canada II, Sr. Notes, 7.375% due 7/15/14	1,179,375

See Notes to Financial Statements.

18        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Packaging/Containers — 3.7% (continued)
		Tekni-Plex, Inc.:
$ 650,000	CCC-	Sr. Secured Notes, 8.750% due 11/15/13 (b)	$607,750
495,000	CCC-	Sr. Sub. Notes, Series B, 12.750% due 6/15/10	410,850

			10,254,463

Paper/Forestry Products — 2.3%
		Abitibi-Consolidated Inc.:
645,000	BB-	Debentures, 8.850% due 8/1/30	551,475
500,000	BB-	Notes, 8.550% due 8/1/10	483,750
1,250,000	B+	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	1,281,250
750,000	B-	Blue Ridge Paper Products Inc., Sr. Secured Notes, 9.500% due 12/15/08	731,250
		Bowater Inc.:
550,000	BB	Debentures, 9.500% due 10/15/12	572,000
1,000,000	BB	Notes, 6.500% due 6/15/13	912,500
		Buckeye Technologies Inc., Sr. Sub. Notes:
252,000	B	9.250% due 9/15/08	254,520
1,190,000	B	8.000% due 10/15/10	1,172,150
600,000	BB-	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	567,000

			6,525,895

Printing/Publishing — 2.6%
1,375,000	B	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14	1,443,750
		Cenveo Corp.:
530,000	B+	Sr. Notes, 9.625% due 3/15/12	567,100
800,000	B-	Sr. Sub. Notes, 7.875% due 12/1/13	754,000
504,000	B	Dex Media East LLC/Dex Media East Finance Co., Notes, 12.125% due 11/15/12	595,350
1,000,000	B	Dex Media, Inc., Discount Notes, step bond to yield 9.002% due 11/15/13	755,000
1,001,000	B	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	1,116,115
1,100,000	B-	HM Publishing Corp., Sr. Discount Notes, step bond to yield 10.515% due 10/15/13	737,000
		R.H. Donnelley Finance Corp. I, Sr. Sub. Notes:
175,000	B+	10.875% due 12/15/12 (b)	200,813
400,000	B+	10.875% due 12/15/12	459,000
275,000	CCC	Vertis, Inc., Sr. Secured 2nd Lien Notes, 9.750% due 4/1/09	276,375
211,000	BB-	Yell Finance BV, Sr. Discount Notes, step bond to yield 12.262% due 8/1/11	210,736

			7,115,239

See Notes to Financial Statements.

19        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Retail — 2.6%
$ 175,000	BB-	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	$190,750
300,000	B+	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	265,500
725,000	BBB-	The Gap, Inc., Notes, 10.050% due 12/15/08	838,458
1,325,000	CCC+	General Nutrition Centers, Inc., Sr. Sub. Notes, 8.500% due 12/1/10	1,020,250
		J.C. Penney Co., Inc.:
705,000	BB+	Notes, 9.000% due 8/1/12	810,750
950,000	BB+	Sr. Notes, 8.000% due 3/1/10	1,045,000
675,000	B	Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14	639,563
1,305,000	B-	Rite Aid Corp., Sr. Notes, 7.125% due 1/15/07	1,305,000
717,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	774,360
425,000	BB	Toys “R” Us, Inc., Notes, 7.375% due 10/15/18	337,875

			7,227,506

Technology — 0.8%
		Amkor Technology, Inc.:
250,000	B-	Sr. Notes, 9.250% due 2/15/08	223,125
1,290,000	CCC	Sr. Sub. Notes, 10.500% due 5/1/09	1,032,000
224,000	B	Sanmina — SCI Corp., Sub. Debentures, zero coupon bond to yield 10.672% due 9/12/20 (d)	121,800
690,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	725,816

			2,102,741

Telecommunications — 10.7%
439,900	CCC	AirGate PCS, Inc., Sr. Sub. Secured Notes, 9.375% due 9/1/09	469,593
		Alamosa (Delaware), Inc.:
363,000	CCC+	Sr. Discount Notes, step bond to yield 11.437% due 7/31/09	397,485
650,000	CCC+	Sr. Notes, 11.000% due 7/31/10	728,812
277,000	CCC+	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	291,196
360,000	CCC+	American Towers Escrow Corp., Sr. Sub. Discount Notes, zero coupon bond to yield 14.432% due 8/1/08	273,600
		AT&T Corp., Sr. Notes:
350,000	BB+	9.050% due 11/15/11 (c)	401,188
1,800,000	BB+	9.750% due 11/15/31 (c)	2,250,000
		Crown Castle International Corp., Sr. Notes:
400,000	CCC+	9.375% due 8/1/11	440,000
685,000	CCC+	10.750% due 8/1/11	736,375
75,000	CCC+	7.500% due 12/1/13	80,250
500,000	CCC+	Series B, 7.500% due 12/1/13	535,000
695,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.232% due 2/1/10 (e)(f)‡	0

See Notes to Financial Statements.

20        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Telecommunications — 10.7% (continued)
$ 500,000	B+	Intelsat Bermuda Ltd., Sr. Notes, 7.805% due 1/15/12 (b)(c)	$503,750
3,275,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,779,656
125,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	135,625
3,550,000	A	New Cingular Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	4,856,116
		Nextel Communications, Inc., Sr. Serial Redeemable Notes:
1,775,000	BB	6.875% due 10/31/13	1,872,625
1,650,000	BB	7.375% due 8/1/15	1,765,500
373,000	BB-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	410,300
750,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	690,000
375,000	B-	Nortel Networks Ltd., Sr. Notes, 6.125% due 2/15/06	377,813
305,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	305,000
1,445,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	1,538,925
		Qwest Services Corp.:
596,000	B	Notes, 14.000% due 12/15/14 (b)(c)	694,340
2,840,000	B	Sr. Notes, 13.500% due 12/15/10 (b)(c)	3,209,200
850,000	B-	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	890,375
		Sprint Capital Corp.:
1,350,000	BBB-	Notes, 8.750% due 3/15/32	1,820,907
775,000	BBB-	Sr. Secured Debenture Notes, 6.875% due 11/15/28	866,833
825,000	B	Zeus Special Subsidary Ltd., Sr. Discount Notes, step bond to yield 9.253% due 8/1/08 (b)	503,250

			29,823,714

Textiles/Apparel — 1.2%
		Levi Strauss & Co., Sr. Notes:
325,000	B-	7.730% due 4/1/12 (b)(c)	300,625
255,000	B-	12.250% due 12/15/12	271,575
1,225,000	B-	9.750% due 1/15/15 (b)	1,176,000
1,275,000	B	Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11	1,326,000
292,000	B+	The William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	322,660

			3,396,860

Transportation — 0.6%
650,000	B+	General Maritime Corp., Sr Notes, 10.000% due 3/15/13	710,125
625,000	CCC+	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (b)	660,937
360,000	BB+	Windsor Petroleum Transport Corp., Secured Notes, 7.840% due 1/15/21 (b)	387,595

			1,758,657

Utilities — 6.0%
		The AES Corp., Sr. Notes:
1,470,000	B-	9.500% due 6/1/09	1,602,300
1,125,000	B-	7.750% due 3/1/14	1,153,125

See Notes to Financial Statements.

21        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Utilities — 6.0% (continued)
$ 1,225,000	BB	Allegheny Energy Supply Statutory Trust, Secured Notes, Series 2001-A, 10.250% due 11/15/07 (b)	$1,353,625
180,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	206,644
		Calpine Corp.:
2,285,000	B-	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)	1,599,500
85,000	CCC	Sr. Notes, 8.625% due 8/15/10	42,288
645,000	B-	Sr. Secured Notes, 8.750% due 7/15/13 (b)	448,275
		Edison Mission Energy, Sr. Notes:
640,000	B+	10.000% due 8/15/08	702,400
325,000	B+	7.730% due 6/15/09	334,750
1,525,000	B+	9.875% due 4/15/11	1,730,875
		Mirant Americas Generation, LLC, Sr. Notes:
475,000	NR	7.625% due 5/1/06 (e)	542,688
900,000	NR	9.125% due 5/1/31 (e)	954,000
1,956,000	B	NRG Energy Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (b)	1,985,340
1,165,000	B	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	1,398,000
		Reliant Resources, Inc., Sr. Secured Notes:
800,000	B+	9.250% due 7/15/10	822,000
1,650,000	B+	9.500% due 7/15/13	1,720,125

			16,595,935

		TOTAL CORPORATE BONDS & NOTES (Cost — $249,876,836)	254,766,326

ASSET-BACKED SECURITIES — 1.0%
Airlines — 0.5%
		Continental Airlines, Inc., Pass Through Certificates:
151,353	B+	Series 2000-2, Class C, 8.312% due 4/2/11	118,068
885,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	720,697
		United Airlines, Inc., Pass-Through Certificate:
437,290	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (e)	103,047
888,598	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (e)	332,153
		Series 2001-1:
160,000	NR	Class B, 6.932% due 9/1/11 (e)	76,668
365,000	NR	Class C, 6.831% due 9/1/08 (e)	50,420

			1,401,053

Financial Services — 0.1%
1,402,534	D	Airplanes Pass-Through Trust, Series 1, Class D, 10.875% due 3/15/12 (f)‡	0
148,396	B	First Consumer Master Trust, Series 2001-A, Class A, 3.264% due 9/15/08 (c)	147,553

			147,553

See Notes to Financial Statements.

22        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

FACE AMOUNT		RATING(a)	SECURITY	VALUE

Retail — 0.4%
			Ahold Lease USA, Inc., Pass-Through Certificates:
$ 675,559		BB	Series 2001-A-1, 7.820% due 1/2/20	$723,271
400,000		BB	Series 2001-A-2, 8.620% due 1/2/25	438,250

				1,161,521

			TOTAL ASSET-BACKED SECURITIES (Cost — $5,439,860)	2,710,127

SHARES
COMMON STOCK (g) — 0.7%
Aerospace & Defense — 0.0%
1,150	UNIT		Northrop Grumman Corp.	63,066

Business Services — 0.0%
1,619			Outsourcing Solutions Inc. (f)	5,668

Chemical — 0.2%
17,316			Applied Extrusion Technologies, Inc. (f)	403,181

Food & Beverage — 0.0%
23,465			Aurora Foods Inc. (f)‡	0

Technology — 0.0%
478			Freescale Semiconductor Inc., Class B Shares	9,015

Telecommunications — 0.7%
52,153			Alamosa Holdings, Inc.	677,467
12,806			Crown Castle International Corp.	206,561
870			McLeodUSA, Inc., Class A Shares	113
4,335			Motorola, Inc.	66,499
27,795			Telewest Global Inc.	515,319

				1,465,959

			TOTAL COMMON STOCK (Cost — $2,652,805)	1,946,889

PREFERRED STOCK — 0.7%
Telecommunications — 0.7%
1,457			Alamosa Holdings, Inc., 7.500% Cumulative, Series B (h)	1,420,393
7,000			Crown Castle International Corp., 6.250% (g)(h)	338,625

				1,759,018

			TOTAL PREFERRED STOCK (Cost — $639,775)	1,759,018

See Notes to Financial Statements.

23        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

WARRANTS	SECURITY	VALUE
WARRANTS (b)(g) — 0.0%
Commercial Printing Forms — 0.0%
435	Merrill Corp., Expire 5/1/09 (f)‡	$0

Internet Software/Services — 0.0%
430	Cybernet Internet Services International Inc., Expire 7/1/09 (f)‡	0

Packaging/Containers — 0.0%
80	Pliant Corp., Expire 6/1/10 (f)‡	1

Telecommunications — 0.0%
360	American Tower Corp., Expire 8/1/08	87,661
695	GT Group Telecom Inc., Expire 2/1/10 (f)‡	0
350	Horizon PCS Inc., Expire 10/1/10 (f)‡	0
925	Iridium World Communications Inc., Expire 7/15/05 (f)‡	9
375	IWO Holdings Inc., Expire 1/15/11 (f)‡	0
700	RSL Communications Ltd., Expire 11/15/06 (f)‡	0

		87,670

	TOTAL WARRANTS (Cost — $303,120)	87,671

FACE AMOUNT
REPURCHASE AGREEMENT — 3.9%
$10,853,000	Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity — $10,855,668; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 5/26/05 to 8/6/38; Market value — $11,070,107) (Cost — $10,853,000)	10,853,000

	TOTAL INVESTMENTS — 97.9% (Cost — $269,765,396**)	272,123,031
	Other Assets in Excess of Liabilities — 2.1%	5,868,495

	TOTAL NET ASSETS — 100.0%	$277,991,526

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Variable rate security. Rate shown is rate in effect at April 30, 2005.
(d)	Convertible bonds exchangeable for shares of common stock.
(e)	Security is currently in default.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g)	Non-income producing security.
(h)	Convertible preferred stock exchangeable for shares of common stock.
**	Aggregate cost for federal income tax purposes is substantially the same.
‡	This security has been deemed illiquid.

Abbreviation used in this schedule:

EUR	—	Euro

See Notes to Financial Statements.

24        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		SECURITY	VALUE

U.S. GOVERNMENT SECTOR — 23.2%
U.S. Treasury Obligations — 5.2%
		U.S. Treasury Bonds:
1,600,000		5.250% due 11/15/28	$1,745,750
820,000		5.250% due 2/15/29 (a)	895,754
565,000		5.375% due 2/15/31	638,318
330,000		U.S. Treasury Notes, 4.000% due 2/15/15	324,754
		U.S. Treasury Strips:
3,200,000		Zero coupon due 2/15/11 (b)	2,548,976
1,500,000		Zero coupon due 5/15/13	1,071,525

			7,225,077

U.S. Government Agencies — 16.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
962,064		6.000% due 6/1/17	998,110
1,000,000		4.500% due 5/1/20 (c)	989,688
390,451		6.000% due 11/1/33	401,226
973,055		5.000% due 5/1/34	964,397
2,458,555		5.500% due 11/1/34-1/1/35	2,489,101
		Federal National Mortgage Association (FNMA):
340,666		5.500% due 12/1/18-4/1/19	349,119
591,575		5.000% due 2/1/20	596,439
988,716		5.500% due 3/1/25	1,000,529
10,461		7.500% due 1/1/30-10/1/30	11,221
439,074		4.500% due 3/1/35	424,345
1,350,000	AUD	Sr. Notes, 6.375% due 8/15/07	1,073,040
		Government National Mortgage Association (GNMA):
394,585		5.000% due 10/15/18	401,593
1,349,509		6.000% due 8/15/19 (b)	1,406,620
1,253,264		5.500% due 8/15/19-10/15/19	1,294,950
500,000		4.500% due 10/15/27 (c)	487,945
1,200,000		5.000% due 10/15/28 (c)	1,197,750
40,476		6.500% due 11/15/32	42,413
1,473,095		6.000% due 2/15/24-7/15/33	1,521,112
276,021		5.000% due 8/20/34	275,428
2,971,813		5.500% due 1/15/34-10/15/34	3,027,162
4,613,541		4.500% due 8/15/33-4/15/35	4,502,140

			23,454,328

U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
		Interest-Only Strips:
479,138		Series 216, Class IO, 6.000% due 1/1/32	99,265
305,638		Series 2448, Class SM, 5.046% due 3/15/32 (d)	30,773

See Notes to Financial Statements.

25        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	SECURITY	VALUE

U.S. Government Agency Collateralized Mortgage Obligations — 1.3% (continued)
25,488	Series 2478, Class SY, 5.196% due 3/15/21 (d)	$1,290
256,700	Series 2515, Class IG, 5.500% due 3/15/32	68,412
351,389	Series 2579, Class GS, 4.696% due 1/15/17 (d)	26,653
	Principal-Only Strips:
65,435	Series 215, Class PO, zero coupon due 6/1/31	58,592
49,941	Series 2235, Class PO, zero coupon due 6/15/30	42,535
	Federal National Mortgage Association (FNMA):
	Interest-Only Strips:
182,325	Series 318, Class 2, 6.000% due 1/1/32	35,290
118,986	Series 322, Class 2, 6.000% due 4/1/32	23,286
670,284	Series 329, Class 2, 5.500% due 1/1/33	140,036
142,332	Series 332, Class 2, 6.000% due 2/1/33	28,035
46,249	Series 2001-74, Class MI, 6.000% due 12/25/15	3,738
279,995	Series 2002-9, Class MS, 5.080% due 3/25/32 (d)	29,650
116,952	Series 2002-52, Class SL, 4.980% due 9/25/32 (d)	11,741
131,132	Series 2002-63, Class SN, 4.980% due 10/25/32 (d)	13,205
687,023	Series 2003-23, Class AI, 5.000% due 3/25/17	94,268
136,779	Series 2003-26, Class IG, 6.000% due 4/25/33	24,236
1,041,550	Series 2003-34, Class ES, 3.980% due 2/25/33 (d)	85,392
442,870	Series 2003-34, Class SG, 3.980% due 2/25/33 (d)	36,363
1,220,314	Series 2003-34, Class SP, 4.080% due 1/25/32 (d)	88,456
568,618	Series 2003-49, Class TS, 4.680% due 3/25/18 (d)	62,648
50,902	Pass-Through Certificates, Series 2002-14, Class A2, 7.500% due 1/25/42	53,908
28,308	Principal-Only Strip, Series 1999-51, Class N, zero coupon due 9/17/29	24,187
	Federal National Mortgage Association (FNMA) Grantor Trust:
	Pass-Through Certificates:
53,668	Series 1999-T2, Class A1, 7.500% due 1/19/39	56,853
26,525	Series 2000-T6, Class A1, 7.500% due 6/25/30	27,993
129,697	Series 2001-T1, Class A1, 7.500% due 10/25/40	136,790
42,694	Series 2001-T3, Class A1, 7.500% due 11/25/40	45,077
126,063	Series 2001-T4, Class A1, 7.500% due 7/25/41	133,945
280,184	Series 2001-T7, Class A1, 7.500% due 2/25/41	296,574
7,785	Series 2001-T10, Class A1, 7.000% due 12/25/41	8,153
71,651	Series 2001-T10, Class A2, 7.500% due 12/25/41	75,911
642	Series 2002-T1, Class A2, 7.000% due 11/25/31	680
31,611	Government National Mortgage Association (GNMA), Interest-Only Strip, Series 2001-43, Class SJ, 4.610% due 1/20/29 (d)	361

		1,864,296

	TOTAL U.S. GOVERNMENT SECTOR (Cost — $33,020,796)	32,543,701

See Notes to Financial Statements.

26        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(e)	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
70,000	BB+	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class H, 6.122% due 4/15/37 (f)	$71,419
		Global Signal Trust:
660,000	BBB-	Series 2004-1A, Class E, 5.395% due 1/15/34 (f)	648,196
450,000	Ba2*	Series 2004-2A, Class F, 6.376% due 12/15/14 (f)	448,987
		iStar Asset Receivables Trust, Series 2003-1A:
36,297	AAA	Class A2, 3.410% due 8/28/22 (d)(f)	36,325
31,760	A+	Class E, 4.070% due 8/28/22 (d)(f)	31,798
27,223	A	Class F, 4.120% due 8/28/22 (d)(f)	27,255
20,825	AAA	Rural Housing Trust, Series 1987-1, Class D, 6.330% due 4/1/26	20,836
47,114	BB+**	Sasco Net Interest Margin Trust, Series 2003-BC1, Class B, zero coupon due 5/27/33 (f)(g)	30,624

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $1,315,071)	1,315,440

ASSET-BACKED SECURITIES — 5.0%
		Ameriquest Mortgage Securities Inc.:
59,000	BBB-	Series 2002-4, Class M4, 6.770% due 2/25/33 (d)	59,515
61,000	BBB-	Series 2003-1, Class M4, 6.100% due 2/25/33 (d)	62,287
61,000	BBB-	Series 2003-2, Class M4, 6.100% due 3/25/33 (d)	62,315
25,000	BBB	Series 2003-AR3, Class M5, 6.770% due 10/25/33 (d)	25,882
		Asset Backed Funding Corp., Mortgage Loan Asset-Backed Certificates, Series 2003-WF1:
66,000	BBB	Class M3, 6.070% due 12/25/32 (d)	68,767
25,000	BBB-	Class M4, 6.270% due 12/25/32 (d)	25,032
		Asset Backed Securities Corp., Home Equity Loan Trust:
56,000	BBB-	Series 2003-HE1, Class M4, 7.450% due 1/15/33 (d)	54,837
123,000	BBB	Series 2003-HE2, Class M4, 6.804% due 4/15/33 (d)	125,666
2,593,000	BBB-	Series 2003-HE3, Class M5, 6.954% due 6/15/33 (b)(d)	2,632,420
334,000	BBB	Bank One Issuance Trust, Series 2002-C1, Class C1, 3.914% due 12/15/09 (d)	338,315
50,000	BBB-	CDC Mortgage Capital Trust, Series 2003-HE2, Class B3, 6.770% due 10/25/33 (d)	47,144
		Conseco Finance Securitizations Corp.:
27,377	CCC	Series 2000-2, Class A4, 8.480% due 12/1/30	28,266
220,000	CCC-	Series 2000-6, Class M2, 8.200% due 9/1/32#	13,063
5,000	B-	Series 2001-3, Class A4, 6.910% due 5/1/33	4,884
4,000	B-	Series 2001-4, Class A4, 7.360% due 9/1/33	4,172
196,000	CC	Series 2001-4, Class B1, 9.400% due 9/1/33#	28,971
368,766	BB+	Series 2002-1, Class A, 6.681% due 12/1/32	380,425
250,000	BBB-	Consumer Credit Reference Index Securities Program, Series 2002-1A, Class A, 5.050% due 3/22/07 (d)(f)	253,887

See Notes to Financial Statements.

27        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(e)	SECURITY	VALUE

ASSET-BACKED SECURITIES — 5.0% (continued)
188,000	CCC	Green Tree Financial Corp., Series 1999-5, Class A5, 7.860% due 3/1/30	$173,335
22,200	Ba3*	Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2, 7.100% due 1/15/21	22,041
313,601	BB	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.450% due 6/20/31	299,526
50,000	Baa3*	GSAMP Trust, Series 2003-FM1, Class B3, 7.490% due 3/20/33 (d)	49,270
7,403	BBB**	Home Equity Asset Trust, Series 2002-5N, Class A, 8.000% due 6/27/33 (f)	7,403
215,000	BBB-	LNR CDO Ltd., Series 2002-1A, Class FFL, 5.770% due 7/24/37 (d)(f)	212,420
250,000	BB+	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B1, 6.270% due 3/25/32 (d)	112,980
50,000	BBB-	MASTR Asset Backed Securities Trust, Series 2003-OPT1, Class MV5, 6.520% due 12/25/32 (d)	50,456
104,000	AA	Merrill Lynch Mortgage Investors, Inc., Series 2003-WMC1, Class B2, 6.020% due 11/25/33 (d)	103,251
88,896	BBB	Mid-State Trust, Series 10, Class B, 7.540% due 2/15/36	85,647
54,000	BBB-	Morgan Stanley ABS Capital I Inc., Series 2002-NC6, Class B2, 6.770% due 11/25/32 (d)	52,847
		Morgan Stanley Dean Witter Capital I Inc.:
13,248	BBB-	Series 2001-AM1, Class B1, 5.220% due 2/25/32 (d)	13,315
33,015	BBB-	Series 2001-NC3, Class B1, 5.470% due 10/25/31 (d)	32,932
124,290	BBB-	Series 2001-NC4, Class B1, 5.520% due 1/25/32 (d)	124,105
115,000	BBB-	Series 2002-AM2, Class B1, 5.270% due 5/25/32 (d)	114,005
58,000	BBB-	Series 2002-AM3, Class B2, 6.770% due 2/25/33 (d)	59,253
59,000	BBB-	Series 2002-NC5, Class B2, 5.270% due 10/25/32 (d)	60,223
59,000	BBB-	Series 2003-NC2, Class B2, 6.770% due 2/25/33 (d)	59,962
58,000	BBB-	Series 2003-NC3, Class B3, 6.770% due 3/25/33 (d)	58,732
15,080	BBB-	Pass-Through Amortizing Credit Card Trust, Series 2002-1A, Class A4FL, 8.470% due 6/18/12 (d)(f)	15,115
827,100	BBB-	PF Export Receivables Master Trust, Notes, Series A, 6.436% due 6/1/15 (f)	842,306
10,353	Baa3*	Sail Net Interest Margin Notes, Series 2003-BC1A, Class A, 7.750% due 1/27/33 (f)	10,368
146,000	BBB+	Structured Asset Investment Loan Trust, Series 2003-BC1, Class M3, 6.020% due 1/25/33 (d)	148,731
100,000	BB	TIAA Commercial Real Estate Securitization, Series 2002-1A, Class IV, 6.840% due 5/22/37 (f)	94,759

		TOTAL ASSET-BACKED SECURITIES (Cost — $6,957,874)	7,018,830

See Notes to Financial Statements.

28        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(e)	SECURITY	VALUE

MUNICIPAL BONDS — 2.2%
Iowa — 0.8%
1,130,000	BBB	Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.600% due 6/1/35	$1,073,353

Louisiana — 0.2%
300,000	BBB	Tobacco Settlement Financing Corp., LA Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875% due 5/15/39	299,334

Minnesota — 0.3%
500,000	NR	Minneapolis & St. Paul Metropolitan Airports Commission, Special Facilities Revenue, Northwest Airlines Project, Series A, 7.000% due 4/1/25	461,265

New Jersey — 0.6%
430,000	B	New Jersey Economic Development Authority, Special Facilities Revenue, (Continental Airlines Inc. Project), 6.250% due 9/15/29	350,579
440,000	BBB	Tobacco Settlement Financing Corp., NJ Tobacco Settlement Asset-Backed Bonds, 7.000% due 6/1/41	475,402

			825,981

Rhode Island — 0.1%
150,000	BBB	Tobacco Settlement Financing Corp., RI Tobacco Settlement Asset-Backed Bonds, Series A, 6.250% due 6/1/42	151,269

Washington — 0.2%
220,000	BBB	Tobacco Settlement Authority, WA Tobacco Settlement Asset-Backed Bonds, 6.625% due 6/1/32	230,261

		TOTAL MUNICIPAL BONDS (Cost — $2,683,151)	3,041,463

HIGH-YIELD SECTOR — 50.7%

CORPORATE BONDS AND NOTES — 49.7%
Aerospace/Defense — 0.0%
50,000	B	Titan Corp., Notes, 8.000% due 5/15/11	52,375

Airlines — 0.6%
		AMR Corp., Debentures:
160,000	CCC	9.000% due 8/1/12 (a)	120,000
400,000	CCC	9.800% due 10/1/21	248,000
180,000	CCC+	Calair LLC/Calair Capital Corp., Sr. Notes, 8.125% due 4/1/08	137,700
360,000	B	Continental Airlines, Inc., Pass-Through Certificates, Series D, 7.568% due 12/1/06	293,165

See Notes to Financial Statements.

29        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(e)	SECURITY	VALUE

Airlines — 0.6% (continued)
			Northwest Airlines, Inc., Notes:
25,000		CCC+	8.700% due 3/15/07	$15,875
120,000		CCC+	9.875% due 3/15/07 (a)	76,200
109,000		NR	United Airlines, Inc., Debentures, 9.125% due 1/15/12 (h)	9,129

				900,069

Automotive — 2.3%
350,000		B	Asbury Automotive Group, Sr. Sub. Notes, 8.000% due 3/15/14 (a)	322,000
1,080,000		BB	Delphi Corp., Notes, 6.550% due 6/15/06 (a)	1,015,200
45,000	EUR	BBB-	Lear Corp., Sr. Notes, 8.125% due 4/1/08	62,493
475,000		BB-	Navistar International, Sr. Notes, 7.500% due 6/15/11 (a)	451,250
86,000		B	The Pep Boys — Manny, Moe & Jack, Sr. Sub. Notes, 7.500% due 12/15/14 (a)	82,990
600,000		B-	Tenneco Automotive Inc., Sr. Sub Notes, 8.625% due 11/15/14 (a)(f)	550,500
775,000		B+	United Rentals (North America), Inc., 7.750% due 11/15/13 (a)	730,437

				3,214,870

Broadcasting — 0.0%
20,000		NR	Pegasus Communications Corp., Sr. Notes, Series B, 9.750% due 12/1/06 (h)	11,700

Building/Construction — 4.2%
9,825,000	NOK	NR	Aker Kvaerner ASA, Sub. Notes, step bond to yield 18.695% due 10/30/11	1,329,753
895,000		BB	Asia Aluminum Holdings Ltd., Notes, 8.000% due 12/23/11 (f)	852,488
85,000		BB	Beazer Homes USA, Inc., Sr. Notes, 8.625% due 5/15/11	90,525
600,000		B-	Builders FirstSource, Inc., Secured Notes, 7.024% due 2/15/12 (d)(f)	585,000
475,000		CCC+	J. Ray McDermott, S.A., Sr. Secured Notes, 11.000% due 12/15/13 (f)	527,250
30,000		B+	K. Hovnanian Enterprises, Inc., Sr. Sub. Notes, 7.750% due 5/15/13 (a)	30,675
15,000	EUR	B	Manitowoc Co., Inc., Sr. Sub. Notes, 10.375% due 5/15/11#	21,461
540,000		BB-	Meritage Homes Corp., Sr. Notes, 6.250% due 3/15/15 (f)	499,500
			Owens Corning:
11,000		NR	Bonds, 7.500% due 8/1/18 (h)	8,580
137,000		NR	Notes, 7.500% due 5/1/05 (h)	107,203
66,000		BB-	Schuler Homes, Notes, 10.500% due 7/15/11 (a)	72,877
1,000,000		B	Ship Finance International Ltd., Sr. Notes, 8.500% due 12/15/13	955,000

See Notes to Financial Statements.

30        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(e)	SECURITY	VALUE

Building/Construction — 4.2% (continued)
			Technical Olympic USA, Inc.:
20,000		B+	Sr. Notes, 9.000% due 7/1/10	$20,700
20,000		B-	Sr. Sub. Notes, 10.375% due 7/1/12	21,100
915,000		B+	WCI Communities, Inc., Sr. Sub. Notes, 6.625% due 3/15/15 (a)(f)	837,225

				5,959,337

Business Services — 2.4%
879		B-	CanWest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (f)	903
450,000		B-	Cornell Cos., Inc., Sr. Notes, 10.750% due 7/1/12	470,250
480,000		B-	Hydrochem Industrial Services, Inc., Sr. Sub. Notes, 9.250% due 2/15/13 (f)	458,400
80,000		B	Lamar Media Corp., Sr. Sub. Notes, 7.250% due 1/1/13	82,800
540,000		BBB-	Odyssey Re Holdings Corp., Notes, 7.650% due 11/1/13	588,301
595,000		CCC+	Rural/Metro Corp., Sr. Sub Notes, 9.875% due 3/15/15 (f)	568,225
775,000		B+	Trustreet Properties Inc., 7.500% due 4/1/15 (f)	780,813
			Xerox Corp., Sr. Notes:
100,000		BB-	9.750% due 1/15/09	114,000
35,000	EUR	BB-	9.750% due 1/15/09	53,184
245,000		BB-	7.125% due 6/15/10	257,862

				3,374,738

Cable — 1.0%
47,000		BB-	CSC Holdings Inc., Sr. Notes, 7.875% due 12/15/07	48,293
			Kabel Deutschland GmbH, Notes:
300,000		B-	10.625% due 7/1/14 (f)	318,000
250,000	EUR	B-	10.750% due 7/1/14 (f)	359,296
9,744		NR	KNOLOGY Holdings, Inc., Sr. Notes, 12.000% due 11/30/09 (f)	8,818
470,000	EUR	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (f)	629,938
20,000		B+	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	21,725

				1,386,070

Chemicals — 2.3%
150,000		B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	159,000
665,000		BBB-	Basell Finance Co. B.V., Notes, 8.100% due 3/15/27 (f)	674,193
120,000		A-	Dow Chemical Co., Sr. Notes, 5.750% due 11/15/09	127,747
338,000		BB-	Hercules Inc., Sr. Notes, 11.125% due 11/15/07	387,855
50,000		BB-	Huntsman Advanced Materials LLC, Sr. Notes, 11.000% due 7/15/10 (f)	57,250
205,000		BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	222,938

See Notes to Financial Statements.

31        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(e)	SECURITY	VALUE

Chemicals — 2.3% (continued)
35,000		B+	ISP Holdings, Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	$37,800
30,000		BB-	Lyondell Chemical Co., Sr. Secured Notes, 9.500% due 12/15/08	32,138
30,000		BB-	Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08	32,100
229,000		B-	OM Group, Inc., Notes, 9.250% due 12/15/11	232,435
500,000		B	Resolution Performance Products LLC, Sr. Secured Notes, 8.000% due 12/15/09	523,750
			Rhodia S.A.:
500,000	EUR	CCC+	Sr. Notes, 8.000% due 6/1/10 (f)	620,088
120,000	EUR	CCC+	Sr. Sub. Notes, 9.250% due 6/1/11 (f)	143,395
27,275		NR	Sterling Chemicals Inc., Sr. Secured Notes, 10.000% due 12/19/07 (i)	27,411

				3,278,100

Consumer Products & Services — 1.4%
500,000		BBB	Bausch & Lomb Inc., Debentures, 7.125% due 8/1/28	538,443
1,010,000		BBB-	Glencore Funding LLC, Notes, 6.000% due 4/15/14 (f)	958,273
500,000		BB-	Stewart Enterprises, Inc., Sr. Notes, 6.250% due 2/15/13 (f)	487,500

				1,984,216

Electronics — 0.1%
120,000		BB-	Legrand Holding S.A., Sr. Notes, 10.500% due 2/15/13	135,600
20,000		BB-	Legrand S.A., Debentures, 8.500% due 2/15/25	24,000

				159,600

Energy — 5.8%
235,000		CCC+	Aventine Renewable Energy, Inc., Notes, 8.501% due 12/15/11 (d)(f)	215,025
1,000,000		B-	Baytex Energy Ltd., Sr. Sub. Notes, 9.625% due 7/15/10 (a)	1,047,500
365,000		B	Comstock Resources, Inc., Sr. Notes, 6.875% due 3/1/12	357,700
781,000		B-	Crystal U.S. Holdings Corp., Sr. Discount Notes, Series B, step bond to yield 9.401% due 10/1/14 (f)	511,555
95,000		B-	Delta Petroleum Corp., Sr. Notes, 7.000% due 4/1/15 (f)	90,250
760,000		BBB-	FPL Energy American Wind, LLC, Sr. Secured Notes, 6.639% due 6/20/23 (f)	819,079
236,500		BB-	FPL Energy Wind Funding LLC, Notes, 6.876% due 6/27/17 (f)	242,117
800,000		BBB-	Gazprom International S.A., Notes, 7.201% due 2/1/20 (f)	834,000
635,000		B+	Holly Energy Partners LP, Sr. Notes, 6.250% due 3/1/15 (f)	600,075
650,000		BBB-	Kiowa Power Partners LLC, Notes, Series B, 5.737% due 3/30/21 (f)	654,274
997,308		NR	Ormat Funding Corp., Sr. Secured Notes, 8.250% due 12/30/20	997,308

See Notes to Financial Statements.

32        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(e)	SECURITY	VALUE

Energy — 5.8% (continued)
39,000	B-	Parker Drilling Co., Sr. Notes, Series B, 10.125% due 11/15/09 (a)	$41,047
17,000	BBB-	Pioneer Natural Resources Co., Sr. Notes, 6.500% due 1/15/08	17,666
65,000	BB-	SEMCO Energy, Inc., Sr. Notes, 7.750% due 5/15/13	65,993
60,000	NR	Seven Seas Petroleum Inc., Sr. Notes, Series B, 12.500% due 5/15/05 (g)(h)#	1,200
		Stone Energy Corp., Sr. Sub. Notes:
80,000	B+	8.250% due 12/15/11	82,400
600,000	B+	6.750% due 12/15/14	573,000
800,000	Baa3*	TengizChevroil Finance Co., Notes, 6.124% due 11/15/14 (f)	806,000
99,337	B	Tiverton Power Associates LP/Rumford Power Associates L.P., Pass-Through Certificates, 9.000% due 7/15/18 (f)	65,066
110,000	BB-	Westar Energy Inc., Sr. Notes, 7.125% due 8/1/09 (a)	119,827
80,000	NR	XCL Ltd., Sr. Secured Discount Notes, 13.500% due 5/1/04 (g)(h)#	0
30,000	BBB-	XTO Energy, Inc., Sr. Notes, 6.250% due 4/15/13 (a)	32,602

			8,173,684

Entertainment — 0.1%
65,000	BB+	Capitol Records, Inc., Notes, 8.375% due 8/15/09 (f)	70,525
20,000GBP	BB+	EMI Group PLC., Notes, 9.750% due 5/20/08	41,480

			112,005

Environmental Services — 0.4%
475,000	B	Clean Harbors, Inc., Secured Notes, 11.250% due 7/15/12 (f)	529,625

Financial Services — 7.8%
1,000,000	BB	Allmerica Financial Corp., Sr. Debentures, 7.625% due 10/15/25	1,087,336
20,000	BB	Arch Western Finance LLC, Sr. Notes, 6.750% due 7/1/13	20,150
350,000	B	ATF Bank JSC, Bonds, 9.250% due 4/12/12 (f)	346,574
650,000	BB**	Bombardier Capital Inc., Sr. Notes, Series AI, 7.090% due 3/30/07	657,312
500,000	B	Dollar Financial Group, Notes, 9.750% due 11/15/11	527,500
625,000	B+	E*Trade Financial Corp., Sr. Notes, 8.000% due 6/15/11	643,750
890,000	BBB-	Ford Motor Credit Co., Notes, 5.700% due 1/15/10	805,193
500,000	B+	Halyk Savings Bank of Kazakhstan, Notes, 8.125% due 10/7/09 (f)	513,750
760,000	BBB-	Kingsway America, Inc., Sr. Notes, 7.500% due 2/1/14	795,785
850,000	BB	Ohio Casualty Corp., Notes, 7.300% due 6/15/14	918,887
553,187	BBB	Power Receivables Finance LLC, Sr. Notes, 6.290% due 1/1/12 (f)	574,291
1,000,000	B+	Presidential Life Corp., Sr. Notes, 7.875% due 2/15/09	995,000

See Notes to Financial Statements.

33        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(e)	SECURITY	VALUE

Financial Services — 7.8% (continued)
500,000		BB+	Provident Cos. Inc., Sr. Notes, 7.000% due 7/15/18	$504,474
1,010,000		B	Refco Finance Holdings, Notes, 9.000% due 8/1/12 (f)	1,095,850
775,000		A	SLM Corp., Medium-Term Notes, 4.000% due 7/25/14	763,654
600,000		Baa2*	Turanalem Finance B.V., Notes, 8.500% due 2/10/15 (a)(f)	603,000
90,000		BB-	Western Financial Bank, Sub. Debentures, 9.625% due 5/15/12	98,100

				10,950,606

Food & Beverage — 1.7%
475,000		B-**	Argentine Beverages Financial Trust, Bonds, 7.375% due 3/22/12 (f)	473,812
1,000,000		B	Burns Philp Capital Pty Ltd., Sr. Sub. Notes, Series B, 9.750% due 7/15/12	1,095,000
600,000		BBB	Companhia Brasileira de Bebida, Notes, 8.750% due 9/15/13	690,000
120,000		CCC+	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (a)	118,800
10,000		CCC	Eagle Family Foods, Inc., Sr. Sub. Notes, Series B, 8.750% due 1/15/08	8,450
190,660		NR	Vlasic Foods International, Sr. Sub. Notes, Series B, 10.250% due 7/1/09 (g)(h)#	6,902

				2,392,964

Healthcare — 1.0%
			HCA Inc.:
			Debentures:
10,000		BB+	7.190% due 11/15/15	10,490
50,000		BB+	8.360% due 4/15/24	54,725
50,000		BB+	Notes, 7.690% due 6/15/25	52,181
135,000		CCC+	Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.750% due 2/15/12	133,650
620,000		BB	Mayne Group Ltd., Sr. Notes, 5.875% due 12/1/11 (f)	604,500
330,000		NR	Multicare Cos., Inc., Sr. Sub. Notes, 9.000% due 8/1/07 (g)(h)#	2,310
580,000		CCC+	Warner Chilcott Corp., Sr. Sub. Notes, 8.750% due 2/1/15 (f)	571,300

				1,429,156

Hotel/Casino — 0.8%
750,000		B+	Host Marriott, L.P., Sr. Notes, 6.375% due 3/15/15 (f)	717,187
400,000		B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (f)	412,000

				1,129,187

Industrial Goods & Services — 1.7%
20,000	EUR	B	Flowserve Finance B.V., Sr. Sub. Notes, 12.250% due 8/15/10	28,162
400,000		B	Gardner Denver, Inc., Sr. Sub. Notes, 8.000% due 5/1/13 (f)	404,000

See Notes to Financial Statements.

34        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(e)	SECURITY	VALUE

Industrial Goods & Services — 1.7% (continued)
1,450,000		BB+	Noble Group Ltd., Sr. Notes, 6.625% due 3/17/15 (f)	$1,295,237
650,000		B+	Sun Sage B.V., Bonds, 8.250% due 3/26/09 (f)	676,000

				2,403,399

Manufacturing — 0.4%
25,000		B-	Invensys PLC, Sr. Notes, 6.500% due 1/15/10 (f)	21,875
10,000		BBB-	Louisiana Pacific Corp., Sr. Notes, 8.875% due 8/15/10	11,325
530,000		CCC+	Park-Ohio Industries Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (f)	479,650

				512,850

Metals/Mining — 3.7%
380,000		BB-	CSN Islands VIII Corp., Sr. Notes, 9.750% due 12/16/13 (f)	393,300
850,000		BB-	CSN Islands IX Corp., Sr. Notes, 10.000% due 1/15/15 (f)	879,750
			Compass Minerals International, Inc., Series B:
60,000		B-	Sr. Discount Notes, step bond to yield 12.491% due 12/15/12	51,900
90,000		B-	Sr. Sub. Discount Notes, step bond to yield 11.994% due 6/1/13	75,600
8,491		NR	Doe Run Resources Corp., Notes, Series AI, 11.750% due 11/1/08 (i)	7,854
430,000		B+	Freeport-McMoRan Copper & Gold Inc., Sr. Notes, 6.875% due 2/1/14	406,350
250,000		BBB+	Ispat Inland ULC, Secured Notes, 9.310% due 4/1/10 (d)	267,500
500,000		BBB	Kennametal Inc., Sr. Notes, 7.200% due 6/15/12	556,971
400,000		B	Novelis Inc., Sr. Notes, 7.250% due 2/15/15 (f)	389,000
155,000		BB	Steel Dynamics, Inc., Sr. Notes, 9.500% due 3/15/09	166,625
1,100,000		Ba1*	Vale Overseas Ltd., Notes, 8.250% due 1/17/34	1,152,250
840,000		BB+	Vedanta Resources PLC, Sr. Notes, 6.625% due 2/22/10 (f)	797,252
			Wheeling-Pittsburgh Corp., Sr. Notes:
4,308		NR	6.000% due 8/1/10	3,554
8,360		NR	5.000% due 8/1/11	6,897

				5,154,803

Packaging/Containers — 0.9%
			Crown Euro Holdings, S.A., Secured 2nd Lien Notes:
200,000		B+	9.500% due 3/1/11	217,000
300,000	EUR	B+	10.250% due 3/1/11	435,030
30,000		B	10.875% due 3/1/13	34,425
530,000		CCC+	Graham Packaging Co., Sub. Notes, 9.875% due 10/15/14 (f)	508,800

				1,195,255

See Notes to Financial Statements.

35        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(e)	SECURITY	VALUE

Paper/Forestry Products — 1.4%
1,000		BB-	Abitibi Consolidated Inc., Notes, 7.875% due 8/1/09	$968
950,000		BB	Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (a)	866,875
615,000		B	Mercer International Inc., Sr. Notes, 9.250% due 2/15/13	568,875
500,000		BB-	Sino-Forest Corp., Sr. Notes, 9.125% due 8/17/11 (f)	527,500
20,000		B	Tembec Industries Inc., Sr. Notes, 7.750% due 3/15/12	15,200

				1,979,418

Real Estate — 0.9%
470,000		B+	B.F. Saul REIT, Sr. Secured Notes, 7.500% due 3/1/14	488,800
150,000		B	Crescent Real Estate Equities, LP, Sr. Notes, 9.250% due 4/15/09	158,275
500,000		BBB-	Hospitality Properties Trust, Notes, 6.750% due 2/15/13 (a)	545,449

				1,192,524

Retail — 1.0%
477,000		BB-	Brown Shoe Co., Inc., Sr. Notes, 8.750% due 5/1/12 (f)	485,348
			Duane Reade Inc.:
325,000		B-	Secured Notes, 7.510% due 12/15/10 (d)(f)	328,250
440,000		CCC	Sr. Sub. Notes, 9.750% due 8/1/11 (a)	380,600
350,000		BB	Toys “R” Us, Inc., Notes, 7.375% due 10/15/18 (a)	278,250

				1,472,448

Technology — 0.7%
440,000		NR	Cybernet Internet Services International, Inc., Convertible Sr. Discount Notes, 13.000% due 8/15/09 (f)(g)(h)#	0
21,444		NR	Globix Corp., Sr. Notes, 11.000% due 5/1/08 (i)	20,693
615,000		BB	Hanaro Telecom Inc., Sr. Notes, 7.000% due 2/1/12 (f)	590,314
225,000	EUR	B-	Riverdeep Group Ltd., Sr. Notes, 9.250% due 4/15/11 (f)	313,919
138,403		NR	Verado Holdings, Inc., Sr. Discount Notes, 13.000% due 4/15/08 (g)(h)#	0

				924,926

Telecommunications — 3.9%
			Alamosa Delaware, Inc., Sr. Notes:
90,000		CCC+	11.000% due 7/31/10 (a)	100,913
200,000		CCC+	8.500% due 1/31/12	208,000
93,000		BB+	Anixter Inc., Notes, 5.950% due 3/1/15	90,945
181,592		NR	COLO.COM Inc., Sr. Notes, 13.875% due 3/15/10 (f)(g)(h)#	0
15,000	EUR	B-	Colt Telecom Group PLC, Sr. Notes, 7.625% due 12/15/09	19,378
700,000		BBB-	Corning Inc., Notes, 5.900% due 3/15/14 (a)	710,510
500,000		B+	GCI, Inc., Sr. Notes, 7.250% due 2/15/14	478,750
295,000		B+	Innova S. de R.L., Notes, 9.375% due 9/19/13 (a)	324,131
15,000		B+	Insight Midwest LP/Insight Capital Inc., Sr. Notes, 9.750% due 10/1/09 (a)	15,712

See Notes to Financial Statements.

36        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(e)	SECURITY	VALUE

Telecommunications — 3.9% (continued)
400,000		BB+	L3 Communications Corp., Sr. Sub. Notes, 6.125% due 1/15/14	$395,000
			MCI, Inc., Sr. Notes:
19,000		B+	6.908% due 5/1/07	19,332
19,000		B+	7.688% due 5/1/09	19,665
16,000		B+	8.735% due 5/1/14	17,360
575,000		CCC	MetroPCS Inc., Sr. Notes, 10.750% due 10/1/11 (a)	672,750
360,000		BB-	Mobile TeleSystems, Notes, 8.375% due 10/14/10 (f)	370,800
10,000		B+	Rogers Communications Inc., Convertible Sr. Debentures, 2.000% due 11/26/05	9,875
700,000	CAD	BB	Rogers Wireless Inc., Secured Notes, 7.625% due 12/15/11	576,441
450,000		Baa3*	Tele Norte Celular Participacoes S.A., Sr. Notes, 8.000% due 12/18/13 (a)	452,250
21,000		A	TeleCorp PCS, Inc., Sr. Sub. Notes, 10.625% due 7/15/10	22,375
23,223		NR	Telex Communications Intermediate Holdings, Inc., Sr. Sub. Notes, zero coupon due 1/15/09 (d)(g)	15,211
800,000		CCC	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11	870,000
250,000		B	Zeus Special Subsidiary Ltd./Intelsat Ltd., Sr. Discount Notes, zero coupon to yield 12.995% due 2/1/15 (f)	152,500

				5,541,898

Textiles/Apparel — 0.6%
735,000		B+	INVISTA, Notes, 9.125% due 5/1/12 (f)	787,369

Transportation — 1.5%
525,000		CCC+	Atlantic Express Transportation Corp., Sr. Secured Notes, 12.250% due 4/15/08 (f)(j)	502,688
330,000		B+	Grupo Transportación Ferroviara Mexicana, S.A. de C.V., Sr. Notes, 9.375% due 5/1/12 (f)	333,300
1,000,000		BB-	Stena AB, Sr. Notes, 7.000% due 12/1/16	905,000
400,000		B-	Trailer Bridge Inc., Secured Notes, 9.250% due 11/15/11 (f)	402,000

				2,142,988

Utilities — 1.1%
7,000		B-	The AES Corp. Sr. Notes, 8.750% due 6/15/08 (a)	7,420
30,000		CCC+	Mission Energy Holding Co., Sr. Secured Notes, 13.500% due 7/15/08	35,325
600,000		BB-	MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., Sr. Secured Notes, Series B, 7.375% due 9/1/10	600,000
20		BBB	Northeast Utilities, Notes, Series A, 8.580% due 12/1/06	20
800,000		B+	Reliant Energy Inc., Sr. Secured Notes, 6.750% due 12/15/14	712,000
5,000		BB	Sierra Pacific Power Co., General and Refunding Mortgage Bonds, Series A, 8.000% due 6/1/08	5,300
20,000		BBB	Southern California Edison Co., Notes, 6.375% due 1/15/06	20,353

See Notes to Financial Statements.

37        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(e)	SECURITY	VALUE

Utilities — 1.1% (continued)
		The Williams Cos. Inc., Notes:
50,000	B+	6.500% due 12/1/08	$49,464
40,000	B+	Series A, 6.750% due 1/15/06 (d)	40,500
51,032	D	York Power Funding, Secured Bonds, 12.000% due 10/30/07 (g)(h)#	0

			1,470,382

		TOTAL CORPORATE BONDS AND NOTES (Cost — $70,077,663)	69,816,562

LOAN PARTICIPATIONS (k) — 0.5%
332,000	BBB-	Empresa Electrica Guacolda S.A., Sr. Notes, 8.625% due 4/30/13 (CS First Boston) (f)	368,311
200,000	BB-	Gaz Capital S.A., Notes, 8.625% due 4/28/34 (CS First Boston /Deutsche Bank) (f)	230,000
36,164	B2*	Olympus Cable Holdings LLC, Term Loans, Tranche B, 6.284% due 9/30/10 (First Union Securities, Inc. / The Bank of Nova Scotia) (d)(f)	36,096

		TOTAL LOAN PARTICIPATIONS (Cost — $586,802)	634,407

SHARES
COMMON STOCK — 0.3%
Airlines — 0.0%
25		U.S. Airways Group, Inc., Class A Shares (l)	18
340,222		U.S. Airways Group, Inc. Liquidating Trust, Certificates of Beneficial Interest	6,804

			6,822

Business Services — 0.0%
246		Outsourcing Solutions Inc. (g)(l)	862

Cable — 0.0%
49		KNOLOGY, Inc. (l)#	82

Chemicals — 0.0%
35		Sterling Chemicals, Inc. (l)	1,068

Consumer Products and Services — 0.0%
20,000		Loewen Group, Inc. (g)(l)#	2

Energy — 0.0%
79		New XCL-China, LLC, Class C Units (g)(l)	11,123

See Notes to Financial Statements.

38        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

SHARES	SECURITY	VALUE

Financial Services — 0.1%
150,000	Amresco Inc., Liquidating Trust Shares (g)(l)	$595
5,666	Conseco, Inc. (a)(l)	109,014
845,262	Contifinancial Corp. Liquidating Trust, Units of Interest (l)#	1,057

		110,666

Food & Beverage — 0.0%
308	Archibald Candy Corp. (g)(l)#	878
2,833	Aurora Foods Inc. (g)(l)#	0
22	PSF Group Holdings Inc. LLC, Class A Shares (g)(l)	38,553

		39,431

Industrial Goods & Services — 0.0%
33	AGY Holdings Corp. (g)(l)	3,465
136	Polymer Group Inc., Class A Shares (a)(l)	3,026

		6,491

Technology — 0.0%
83	Comdisco Holding Co., Inc. (l)	1,349

Telecommunications — 0.2%
35	Cincinnati Bell Inc. (l)	140
10	Covad Communications Group Inc. (a)(l)	11
15,125	Dobson Communications Corp, Class A Shares (l)	30,250
176	Ionex Communications, Inc. (g)(l)	0
5,414	iPCS, Inc. (l)	191,926
2,281	IWO Holdings, Inc. (g)(l)	82,116
13	Leucadia National Corp.	452
1	MCI, Inc. (a)	27
4	USA Mobility, Inc. (l)	120

		305,042

Utilities — 0.0%
337	York Research Corp. (g)(l)#	—

	TOTAL COMMON STOCK (Cost — $719,279)	482,938

PREFERRED STOCK — 0.2%
Airlines — 0.0%
15	US Airways Group, Inc., Class A (g)(l)#	0

Broadcasting — 0.0%
1	PTV, Inc., 10.000% Cumulative, Series A (g)	4

Food & Beverage — 0.2%
3,000	Doane Pet Care Co., 14.250% Sr. Exchangeable	225,750

Metals/Mining — 0.0%
7,000	The LTV Corp., 8.250% Cumulative Convertible, Series A (f)(g)(h)#	0
180	Weirton Steel Corp., zero coupon Convertible, Series C (g)(l)#	0

		0

See Notes to Financial Statements.

39        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

SHARES	SECURITY	VALUE

Telecommunications — 0.0%
235	Dobson Communications Corp., 6.000% Convertible, Series F (f)#	$18,154
1,417	Telex Communications, Inc., Variable Rate Convertible, Series B (d)#	14

		18,168

	TOTAL PREFERRED STOCK (Cost — $522,485)	243,922

WARRANTS
WARRANTS (l) — 0.0%
Airlines — 0.0%
15	US Airways Group, Inc., Class A1, Expire 4/1/10 (g)#	0

Broadcasting — 0.0%
100	XM Satellite Radio Holdings Inc., Expire 3/15/10 (f)	6,100

Building/Construction — 0.0%
210	Dayton Superior Corp., Expire 6/15/09 (f)(g)#	0

Business Services — 0.0%
42	JSG Funding plc, Expire 10/1/13 (f)(g)	1,470

Chemicals — 0.0%
18	Solutia Inc., Expire 7/15/09 (g)#	—

Food & Beverage — 0.0%
750	TravelCenters of America, Inc., Expire 5/1/09 (g)#	4,125

Healthcare — 0.0%
110	Mediq, Inc., Expire 6/1/09 (f)(g)#	0

Hotel/Casino — 0.0%
70	Mikohn Gaming Corp., Expire 8/15/08 (g)#	1

Packaging/Containers — 0.0%
90	Pliant Corp., Expire 6/1/10 (f)(g)#	1

Industrial Goods & Services — 0.0%
27	AGY Holding Corp., Non-Expiring (g)#	—

Telecommunications — 0.0%
140	American Tower Corp., Expire 8/1/08 (f)	34,090
220	COLO.COM, Inc., Expire 3/15/10 (f)(g)#	0
495	ICG Communications Inc., Expire 10/15/05 (f)(g)#	0
250	KMC Telecom Holdings, Inc., Expire 4/15/08 (f)(g)#	0
215	KNOLOGY Holdings, Inc., Expire 10/22/07 (f)(g)#	0
170	Startec Global Communications Corp., Expire 5/15/08 (f)(g)#	0
310	UbiquiTel Inc., Expire 4/15/10 (f)(g)#	3

		34,093

	TOTAL WARRANTS (Cost — $77,982)	45,790

	TOTAL HIGH-YIELD SECTOR (Cost — $71,984,211)	71,223,619

See Notes to Financial Statements.

40        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT‡		RATING(e)	SECURITY	VALUE

FOREIGN BONDS — 12.7%
Brazil — 0.7%
			Federal Republic of Brazil:
284,051	EUR	BB-	Banco Nacional de Desenvolvimento Economico e Social, Notes, 8.000% due 4/28/10	$386,081
152,354	USD	BB-	Debt Conversion Bonds, 3.125% due 4/15/12 (d)	142,784
			Global Bonds:
290,000	USD	BB-	10.125% due 5/15/27	313,708
66,000	USD	BB-	Series B, 8.875% due 4/15/24	64,515
			Global Notes:
100,000	USD	BB-	10.000% due 1/16/07	107,625
30,000	USD	BB-	10.000% due 8/7/11	33,375

				1,048,088

Canada — 2.8%
			Government of Canada, Bonds:
282,000		Aaa*	4.250% due 9/1/09	230,675
330,000		AAA	5.500% due 6/1/10	284,393
1,230,000		AAA	5.250% due 6/1/12	1,055,294
3,000,000	AUD	AA	Province of Ontario, Medium-Term Notes, Series E, 5.500% due 4/23/13 (b)	2,308,895

				3,879,257

Colombia — 1.0%
			Republic of Colombia:
			Global Bonds:
50,000	USD	BB	9.750% due 4/23/09	55,300
648,441	USD	BB+	9.750% due 4/9/11	722,850
135,000	USD	BB	10.375% due 1/28/33 (a)	146,138
485,000	USD	BB	Global Notes, 10.750% due 1/15/13	551,930

				1,476,218

France — 1.1%
1,099,620	EUR	AAA	French Republic, Bonds, Series OATi, 3.000% due 7/25/09	1,562,309

Mexico — 1.1%
			United Mexican States:
			Global Notes:
230,000	USD	BBB	4.625% due 10/8/08	229,425
144,000	USD	BBB	7.500% due 1/14/12 (a)	160,128
200,000	USD	BBB	Medium-Term Notes, 8.300% due 8/15/31	235,250
			Pemex Project Funding Master Trust:
			Bonds:
90,000	USD	BBB	8.625% due 2/1/22	104,400
500,000	USD	BBB	8.625% due 12/1/23 (f)	581,000
200,000	USD	BBB	Notes, 7.375% due 12/15/14	217,800

				1,528,003

See Notes to Financial Statements.

41        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(e)	SECURITY	VALUE

The Netherlands — 0.1%
130,000EUR	AAA	Kingdom of the Netherlands, Bonds, 5.000% due 7/15/12	$187,623

Norway — 1.8%
		Government of Norway, Bonds:
8,045,000	AAA	6.750% due 1/15/07 (b)	1,370,717
2,200,000	AAA	5.500% due 5/15/09	381,196
4,220,000	AAA	6.000% due 5/16/11	764,804

			2,516,717

Panama — 0.4%
550,000USD	BB	Republic of Panama, Global Notes, 7.250% due 3/15/15 (a)	572,000

Peru — 0.6%
		Republic of Peru:
		FLIRB Bonds:
490,050USD	BB	5.000% due 3/7/17 (d)	459,422
113,850USD	BB	5.000% due 3/17/17 (d)(f)	106,734
225,250USD	BB	PDI Bonds, 5.000% due 3/7/17 (d)	215,114

			781,270

Russia — 1.0%
		Russian Federation:
1,197,500USD	BBB-	Bonds, 5.000% due 3/31/30 (a)(f)	1,275,337
60,000USD	BBB-	Euro-Dollar Bonds, 8.250% due 3/31/10 (f)	65,850

			1,341,187

Sweden — 2.1%
		Kingdom of Sweden, Bonds:
5,645,000	AAA	Series 1045, 5.250% due 3/15/11	890,190
12,740,000	AAA	Series 1046, 5.500% due 10/8/12 (b)	2,067,313

			2,957,503

Ukraine — 0.0%
35,468USD	B+	Government of Ukraine, Sr. Notes, 11.000% due 3/15/07	38,040

		TOTAL FOREIGN BONDS (Cost—$15,062,448)	17,888,215

RIGHTS
FOREIGN RIGHTS (l) — 0.0%
Mexico — 0.0%
		United Mexican States, Value Recovery Rights:
250,000		Series C, Expire 6/30/05	1,700
250,000		Series D, Expire 6/30/06	6,188
250,000		Series E, Expire 6/30/07	5,813

		TOTAL FOREIGN RIGHTS (Cost—$0)	13,701

See Notes to Financial Statements.

42        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

WARRANTS	SECURITY	VALUE

FOREIGN WARRANTS (l) — 0.0%
Venezuela — 0.0%
1,700	Republic of Venezuela, Expire 4/15/20 (Cost—$0)	$35,700

FACE AMOUNT
SHORT-TERM INVESTMENTS — 10.6%
REPURCHASE AGREEMENT — 2.9%
4,060,000	State Street Bank & Trust Co., dated 4/29/05, 2.600% due 5/2/05; Proceeds at maturity — $4,060,880; (Fully collateralized by U.S. Treasury Bonds, 7.250% due 8/15/22; Market value — $4,144,967) (Cost — $4,060,000)	4,060,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 7.7%
10,901,405	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $10,901,405)	10,901,405

	TOTAL SHORT-TERM INVESTMENTS (Cost — $14,961,405)	14,961,405

	TOTAL INVESTMENTS — 105.3% (Cost — $145,984,956***)	148,042,074
	Liabilities in Excess of Other Assets — (5.3)%	(7,508,183)

	TOTAL NET ASSETS — 100.0%	$140,533,891

†	Face amount denominated in U.S. dollars unless otherwise indicated.
‡	Face amount denominated in local currency unless otherwise indicated.
(a)	All or a portion of this security is on loan (Notes 1 and 3).
(b)	All or a portion of this security is segregated for extended settlements and open forward foreign currency contracts.
(c)	Security is traded on a to-be-announced basis.
(d)	Variable rate security. Rate shown is the rate in effect on April 30, 2005.
(e)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*) which are rated by Moody’s Investors Service and by a double asterisk (**) which are rated by Fitch Ratings.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Directors.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(h)	Security is currently in default.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Security issued with attached warrants.
#	This security has been deemed illiquid.

See Notes to Financial Statements.

43        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

(k)	Participation interests were acquired through the financial institutions indicated parenthetically.
(l)	Non-income producing security.
***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 45 and 46 for definitions of ratings.

Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FLIRB	—	Front Loaded Interest Reduction Bond
GBP	—	British Pound
NOK	—	Norwegian Krone
PDI	—	Past Due Interest
USD	—	United States Dollar

See Notes to Financial Statements.

44        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A

—  Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

—  Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

—  Bonds rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

—  Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—  Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade which suggest a susceptibility to impairment some time in the future.
Baa

—  Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

—  Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

—  Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

45       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Caa	— Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca and C	— Bonds rated “Ca” and “C” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Fitch Ratings (“Fitch”) — Ratings from “AAA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major rating categories.

AAA

—  Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

BBB

—  Bonds rated “BBB” by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB

—  Bonds rated “BB” by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

B

—  Bonds rated “B” are considered highly speculative. While securities in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	— Bonds rated “CCC” have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires on advantageous business and economic environment.
CC	— Bonds rated “CC” are minimally protected. Default in payment of interest and/or principal seems probable over time.
C	— Bonds rated “C” are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.
D

—  Bonds rated “D” are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor and have the lowest potential for recover.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

46       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	April 30, 2005

	Smith Barney High Income Portfolio	Pioneer Strategic Income Portfolio
ASSETS:
Investments, at value (Cost — $269,765,396 and $145,984,956, respectively)	$272,123,031	$148,042,074
Foreign currency, at value (Cost — $3,032,900)	—	3,053,163
Cash	414	917
Receivable for securities sold	784,578	2,127,719
Dividends and interest receivable	6,203,591	2,042,022
Receivable for Fund shares sold	—	130,882
Receivable for open forward foreign currency contracts (Note 3)	—	14,044
Prepaid expenses	32,603	159

Total Assets	279,144,217	155,410,980

LIABILITIES:
Payable for securities purchased	784,578	3,808,343
Payable for Fund shares reacquired	189,182	—
Management fees payable	139,300	84,573
Transfer agency services payable	835	828
Payable for loaned securities collateral (Note 3)	—	10,901,405
Payable for open forward foreign currency contracts (Note 3)	—	47,967
Directors’ fees payable	80	73
Accrued expenses	38,716	33,900

Total Liabilities	1,152,691	14,877,089

Total Net Assets	$277,991,526	$140,533,891

NET ASSETS:
Par value of capital shares (Note 4)	$379	$150
Capital paid in excess of par value	366,214,371	165,118,176
Undistributed net investment income	6,313,020	2,009,600
Accumulated net realized loss from investment transactions and foreign currencies	(96,893,851)	(28,636,444)
Net unrealized appreciation of investments and foreign currencies	2,357,607	2,042,409

Total Net Assets	$277,991,526	$140,533,891

Shares Outstanding	37,885,840	14,969,908

Net Asset Value	$7.34	$9.39

See Notes to Financial Statements.

47        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2005

	Smith Barney High Income Portfolio	Pioneer Strategic Income Portfolio
INVESTMENT INCOME:
Interest	$11,502,623	$4,096,797
Dividends	28,119	16,392
Securities lending income	—	7,139
Less: Foreign withholding tax	—	(179)

Total Investment Income	11,530,742	4,120,149

EXPENSES:
Management fees (Note 2)	864,695	456,789
Custody	30,806	32,210
Shareholder communications	21,719	11,970
Audit and legal	16,627	19,591
Directors’ fees	4,132	2,764
Transfer agency services (Note 2)	2,481	2,497
Other	6,710	3,552

Net Expenses	947,170	529,373

Net Investment Income	10,583,572	3,590,776

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	2,661,427	1,685,794
Foreign currency transactions	(4,833)	(43,961)

Net Realized Gain	2,656,594	1,641,833

Net Change in Unrealized Appreciation/Depreciation From:
Investments	(14,918,737)	(1,676,568)
Foreign currencies	(28)	(46,136)

Net Change in Unrealized Appreciation/Depreciation	(14,918,765)	(1,722,704)

Increase from Payment by Affiliate	92,400	—

Net Loss on Investments and Foreign Currencies	(12,169,771)	(80,871)

Increase (Decrease) in Net Assets From Operations	$(1,586,199)	$3,509,905

See Notes to Financial Statements.

48        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited)

and the Year Ended October 31, 2004

Smith Barney High Income Portfolio	2005	2004
OPERATIONS:
Net investment income	$10,583,572	$20,792,898
Net realized gain	2,656,594	4,139,124
Net change in unrealized appreciation/depreciation	(14,918,765)	5,544,059
Increase from payment by affiliate	92,400	—

Increase (Decrease) in Net Assets From Operations	(1,586,199)	30,476,081

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,581,997)	(17,859,204)

Decrease in Net Assets From Distributions to Shareholders	(23,581,997)	(17,859,204)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	23,990,319	41,540,000
Net asset value of shares issued for reinvestment of distributions	23,581,997	17,859,204
Cost of shares reacquired	(23,896,888)	(29,126,715)

Increase in Net Assets From Fund Share Transactions	23,675,428	30,272,489

Increase (Decrease) in Net Assets	(1,492,768)	42,889,366
NET ASSETS:
Beginning of period	279,484,294	236,594,928

End of period*	$277,991,526	$279,484,294

* Includes undistributed net investment income of:	$6,313,020	$19,311,445

See Notes to Financial Statements.

49        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

Pioneer Strategic Income Portfolio	2005	2004
OPERATIONS:
Net investment income	$3,590,776	$6,101,917
Net realized gain	1,641,833	2,872,293
Net change in unrealized appreciation/depreciation	(1,722,704)	2,161,849

Increase in Net Assets From Operations	3,509,905	11,136,059

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,620,245)	(8,542,499)

Decrease in Net Assets From Distributions to Shareholders	(7,620,245)	(8,542,499)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	33,006,678	12,560,775
Net asset value of shares issued for reinvestment of distributions	7,620,245	8,542,499
Cost of shares reacquired	(2,964,257)	(17,203,671)

Increase in Net Assets From Fund Share Transactions	37,662,666	3,899,603

Increase in Net Assets	33,552,326	6,493,163
NET ASSETS:
Beginning of period	106,981,565	100,488,402

End of period*	$140,533,891	$106,981,565

* Includes undistributed net investment income of:	$2,009,600	$6,039,069

See Notes to Financial Statements.

50        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney High Income Portfolio	2005(1)		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.02		$7.67		$6.65	$8.32		$10.29	$11.72

Income (Loss) From Operations:
Net investment income	0.27		0.58		0.63	0.82	(2)	1.02	1.20
Net realized and unrealized gain (loss)	(0.29)		0.32		1.28	(1.44	)(2)	(1.80)	(1.56)

Total Income (Loss) From Operations	(0.02)		0.90		1.91	(0.62)		(0.78)	(0.36)

Less Distributions From:
Net investment income	(0.66)		(0.55)		(0.89)	(1.05)		(1.19)	(1.07)

Total Distributions	(0.66)		(0.55)		(0.89)	(1.05)		(1.19)	(1.07)

Net Asset Value, End of Period	$7.34		$8.02		$7.67	$6.65		$ 8.32	$10.29

Total Return(3)	(0.52	)%(4)‡	12.33%		31.70%	(7.39)%		(8.08)%	(3.54)%

Net Assets, End of Period (millions)	$278		$279		$237	$155		$176	$191

Ratios to Average Net Assets:
Expenses	0.66	%†	0.66	%(5)	0.69%	0.69%		0.67%	0.66%
Net investment income	7.34	†	7.93		9.53	10.39	(2)	11.52	10.46

Portfolio Turnover Rate	11%		33%		36%	78%		77%	70%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 10.48%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. The total return did not change due to this reimbursement.
(5)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to this waiver.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

51        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Pioneer Strategic Income Portfolio	2005(1)(2)		2004(2)		2003(2)	2002		2001	2000
Net Asset Value, Beginning of Period	$9.73		$9.53		$8.94	$9.94		$10.31	$11.24

Income (Loss) From Operations:
Net investment income	0.28		0.57		0.63	1.14	(3)	0.93	0.93
Net realized and unrealized gain (loss)	0.04		0.48		1.04	(0.94	)(3)	(0.47)	(0.88)

Total Income From Operations	0.32		1.05		1.67	0.20		0.46	0.05

Less Distributions From:
Net investment income	(0.66)		(0.85)		(1.08)	(1.20)		(0.83)	(0.98)

Total Distributions	(0.66)		(0.85)		(1.08)	(1.20)		(0.83)	(0.98)

Net Asset Value, End of Period	$9.39		$9.73		$9.53	$8.94		$9.94	$10.31

Total Return(4)	3.30	%‡	11.66%		20.56%	2.00%		4.60%	0.21%

Net Assets, End of Period (millions)	$141		$107		$100	$97		$128	$141

Ratios to Average Net Assets:
Expenses	0.87	%(5)†	0.90	%(6)	1.00%	0.93%		0.90%	0.87%
Net investment income	5.90	†	6.19		7.05	8.24	(3)	8.83	7.78

Portfolio Turnover Rate	33%		56%		141%	208%		150%	105%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $1.16, $(0.96), and 8.42%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
(6)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to this waiver.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

52        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney High Income Portfolio (“SBHI”) and Pioneer Strategic Income Portfolio (“PSIP”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or

53       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

54       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Loan Participations. The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Stripped Securities. The Funds invest in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.

(g) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the

55       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Credit and Market Risk. The Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(j) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

56       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

57       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Management Agreement and Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as the investment manager of SBHI. SBHI pays SBFM a management fee calculated at an annual rate of 0.60% of the average daily net assets of the Fund. Travelers Investment Adviser, Inc. (“TIA”), an affiliate of SBFM, acts as the investment manager of PSIP. PSIP pays TIA a management fee calculated at an annual rate of 0.75% of the average daily net assets of the Fund. These fees are calculated daily and paid monthly.

TIA has entered into a sub-advisory agreement with Pioneer Investment Management, Inc. (“Pioneer”). Pursuant to the sub-advisory agreement, Pioneer is responsible for the day-to-day fund operations and investment decisions for PSIP and is compensated by TIA for such service at the annual rate of 0.35% of the average daily net assets of PSIP.

TIA has entered into a sub-administrative services agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of PSIP.

During the six months ended April 30, 2005 SBFM reimbursed SBHI in the amount of $92,400 for losses incurred resulting from an investment transaction error.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2005, each Fund paid transfer agent fees of $2,083 to CTB.

During the six months ended April 30, 2005, Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

58       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	SBHI	PSIP
Purchases	$42,325,744	$65,163,979

Sales	30,186,189	38,881,422

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	SBHI	PSIP
Gross unrealized appreciation	$16,100,340	$7,036,130
Gross unrealized depreciation	(13,742,705)	(4,979,012)

Net unrealized appreciation	$2,357,635	$2,057,118

At April 30, 2005, PSIP had open forward currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements was as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell:
Australian Dollar	2,315,000	$1,812,164	5/9/05	$(44,662)
Australian Dollar	400,000	313,117	5/9/05	(3,305)
Euro	3,100,000	4,007,803	5/27/05	14,044

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(33,923)

At April 30, 2005, SBHI did not have any open forward foreign currency contracts.

At April 30, 2005, PSIP loaned securities having a market value of $10,667,141. PSIP received cash collateral amounting to $10,901,405, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.	Capital Shares

At April 30, 2005, the Company had six billion shares of $0.00001 par value capital stock authorized. Each share of a Fund represents an equal proportionate interest in that Fund with each share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

59       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each Fund were as follows:

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Smith Barney High Income Portfolio
Shares sold	3,049,543	5,397,647
Shares issued on reinvestment	3,127,586	2,406,900
Shares reacquired	(3,122,235)	(3,826,668)

Net Increase	3,054,894	3,977,879

Pioneer Strategic Income Portfolio
Shares sold	3,466,534	1,345,497
Shares issued on reinvestment	814,129	946,013
Shares reacquired	(306,323)	(1,844,513)

Net Increase	3,974,340	446,997

5.	Capital Loss Carryforward

On October 31, 2004, PSIP had a net capital loss carryforward of $30,266,745, of which $1,027,479 expires in 2006, $5,085,828 expires in 2007, $3,076,895 expires in 2008, $7,414,445 expires in 2009, $11,398,536 expires in 2010 and $2,263,562 expires in 2011. SBHI had a net capital loss carryforward of $99,331,544, of which $11,677,045 expires in 2007, $18,327,807 expires in 2008, $42,940,350 expires in 2009, $21,882,303 expires in 2010 and $4,504,039 expires in 2011.

6.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that

60       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent

61       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

62       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

8.	Subsequent Events

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, Travelers Investment Adviser Inc. (“TIA”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. TIA is the investment adviser to the Pioneer Strategic Income Portfolio.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. The transaction is scheduled to close on June 30, 2005.

In connection with this transaction, at meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the Pioneer Strategic Income Portfolio (the “Acquired Fund”) of Travelers Series Fund Inc., into a newly organized “shell” portfolio (the “ Acquiring Fund”) of The Travelers Series Trust. In connection with the reorganization, the Acquiring Fund would acquire all of the assets and assume the liabilities of the Acquired Fund.

The proposed reorganization is subject to the fulfillment of certain conditions, including approval by the Acquired Fund shareholders. Proxy materials describing the proposed reorganization were mailed on or about June 9, 2005, to the Acquired Fund shareholders of record on April 15, 2005, in anticipation of a meeting of shareholders scheduled to be held on June 29, 2005. If approved by the Acquired Fund shareholders, the reorganization will occur as soon as possible after the shareholder meeting.

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

63       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to SBHI.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between SBHI and the Manager. Therefore, SBHI’s Board of Directors will be asked to approve a new investment management contract between SBHI and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of SBHI for their approval.

64       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

TRAVELERS SERIES

FUND INC.

DIRECTORS

Robert A. Frankel

Michael E. Gellert

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Susan M. Heilbron

OFFICERS

R. Jay Gerken, CFA

President and Chief

Executive Officer

Andrew B. Shoup

Senior Vice President

and Chief Administrative

Officer

James M. Giallanza

Chief Financial Officer and Treasurer

Beth A. Semmel, CFA

Investment Officer

Kenneth J. Taubes

Investment Officer

Peter J. Wilby, CFA

Investment Officer

Andrew Beagley

Chief Anti-Money

Laundering Compliance
Officer and Chief
Compliance Officer

OFFICERS (Continued)

Robert I. Frenkel

Secretary and Chief Legal Officer

INVESTMENT MANAGERS

Smith Barney Fund

Management LLC

Travelers Investment Adviser, Inc.

CUSTODIAN

State Street Bank and

Trust Company

ANNUITY ADMINISTRATION

Travelers Annuity

Investor Services

One Cityplace

Hartford, Connecticut 06103-3415

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Travelers Series Fund Inc.

Smith Barney High Income Portfolio

Pioneer Strategic Income Portfolio

The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. — Smith Barney High Income Portfolio and Pioneer Strategic Income Portfolio.

TRAVELERS SERIES FUND INC.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

IN0805 6/0505-8638

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Travelers Series Fund Inc.

Date: July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Travelers Series Fund Inc.

Date: July 7, 2005

By:	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer of
Travelers Series Fund Inc.

Date: July 7, 2005